UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05597

Invesco Municipal Income Opportunities Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2026
Invesco Municipal Income Opportunities Trust

NYSE: OIA

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
12	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
22	Approval of Investment Advisory and Sub-Advisory Contracts
24	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/26 to 8/31/26
Trust at NAV	-1.05%
Trust at Market Value	-2.27
S&P Municipal Bond High Yield Index ▼ (Broad Market Index)	-0.03
Custom Invesco Municipal Income Opportunities Trust Index ∎ (Style-Specific Index)	-0.37
Market Price Premium to NAV as of 8/31/26	0.66

Source(s): ▼ RIMES Technologies Corp.; ∎ Invesco, RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The
S&P Municipal Bond High Yield Index
is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment-grade.
The
Custom Invesco Municipal Income Opportunities Trust Index
is designed to measure the performance of a hypothetical allocation, which consists of 80% weight in the S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Municipal Income Opportunities Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computer-share Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Municipal Income Opportunities Trust

Schedule of Investments
August 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–133.48% (a)

Alabama–1.22%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$1,000	$961,134

Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	2,925	2,558,623

Series 2008, RB (b)	2.00%	01/01/2060	195	10,310

				3,530,067

Arizona–1.87%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2022, RB (c)	5.25%	07/01/2052	1,700	1,566,505

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,338,755

Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools);
Series 2020, Ref. RB (Acquired 05/22/2020; Cost $1,500,000) (c)(d)	5.50%	05/01/2040	1,500	1,497,708

Series 2020, Ref. RB (Acquired 11/25/2025; Cost $983,050) (c)(d)	5.75%	05/01/2050	1,000	992,914

				5,395,882

Arkansas–0.52%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB (e)	5.45%	09/01/2052	1,500	1,514,004

California–13.19%
California (State of); Series 2023, GO Bonds (f)	5.25%	09/01/2053	4,000	4,222,115

California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB	5.00%	05/01/2045	3,000	3,387,306

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI) (g)	5.25%	11/01/2052	1,250	1,227,486

California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB (c)(e)	5.00%	07/01/2037	1,000	1,000,501

California (State of) Public Finance Authority (Sunrise of Long Beach);
Series 2025, RB (c)	6.50%	06/01/2055	1,500	1,567,942

Series 2025, RB (c)	6.63%	06/01/2065	1,500	1,575,114

California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB (c)	6.75%	06/01/2045	680	667,877

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,000	1,000,161

Series 2014, RB	5.50%	12/01/2054	2,000	2,000,298

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	750	764,934

Series 2006 A, RB (h)	0.00%	06/01/2046	10,000	2,604,104

Series 2006 C, RB (c)(h)	0.00%	06/01/2055	25,000	1,543,555

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	820	820,107

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (h)	0.00%	06/01/2066	11,800	1,103,935

Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds (h)	0.00%	08/01/2039	8,000	4,736,510

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (h)	0.00%	06/01/2036	1,765	1,027,173

Series 2007 A, RB (h)	0.00%	06/01/2041	5,000	1,910,515

Southern California Logistics Airport Authority; Series 2008 A, RB (h)	0.00%	12/01/2044	18,085	6,358,975

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB (h)	0.00%	06/01/2054	3,500	620,750

				38,139,358

Colorado–7.82%
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2025 A, Ref. RB (c)	8.75%	05/15/2058	2,000	1,951,194

Colorado State University Research Foundation (The Prospect); Series 2025 A, RB (c)	5.38%	03/01/2055	2,000	1,927,424

Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds (h)	0.00%	12/01/2033	5,000	3,020,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Denver (City & County of), CO;
Series 2022, RB (e)(f)(i)	5.00%	11/15/2042	$1,000	$1,025,286

Series 2022, RB (e)(f)(i)	5.75%	11/15/2045	2,000	2,134,966

Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	2,257	2,297,803

East Bay Municipal Utility District; Series 2022, GO Bonds	6.50%	12/01/2052	2,600	2,528,672

Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	260	260,044

Haymeadow Metropolitan District No. 1; Series 2025, GO Bonds	8.38%	12/15/2049	1,185	1,152,075

Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds (b)	5.75%	12/01/2049	1,000	1,000,100

Palisade Metropolitan District No. 2; Series 2024, Ref. RB(b) (c)	5.88%	12/15/2054	500	491,157

Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,294	1,784,803

Ritoro Metropolitan District; Series 2025, Ref. GO Bonds	6.25%	12/15/2057	590	569,369

Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	1,500	1,429,950

Verve Metropolitan District No. 1; Series 2021, Ref. GO Bonds	5.00%	12/01/2036	525	505,515

West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds (c)	6.50%	12/01/2050	500	509,789

				22,588,329

Connecticut–0.58%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (j)	5.13%	10/01/2036	5,310	637,200

Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	1,000	1,050,160

				1,687,360

Delaware–0.33%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB (c)	5.25%	07/01/2048	995	961,590

District of Columbia–2.12%
Metropolitan Washington Airports Authority; Series 2023 A, Ref. RB (e)(f)(i)	5.25%	10/01/2048	6,000	6,119,162

Florida–16.07%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB (Acquired 02/26/2014-06/30/2014; Cost $275,738) (d)(j)	6.38%	11/15/2049	279	4,188

Broward (County of), FL; Series 2023, RB (f)	5.50%	01/01/2055	12,365	12,816,076

Capital Projects Finance Authority (Kissimmee Charter Academy);
Series 2024, RB (c)	6.50%	06/15/2054	550	555,501

Series 2024, RB (c)	6.63%	06/15/2059	445	451,518

Capital Projects Finance Authority (Millenia Orlando); Series 2025 A, RB (c)	6.38%	01/01/2040	2,000	2,103,286

Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	600	534,918

Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 08/14/2019; Cost $102,052) (c)(d)(j)	6.75%	12/01/2035	100	12,000

Series 2015, RB (Acquired 12/02/2015; Cost $988,260) (c)(d)(j)	7.00%	12/01/2045	1,000	120,000

Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB (c)	6.63%	06/15/2054	1,000	981,407

Capital Trust Authority (KIPP Miami N Campus); Series 2024 A, RB (c)	6.00%	06/15/2054	650	657,414

Series 2024 A, RB (c)	6.13%	06/15/2060	800	809,361

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $1,960,000) (c)(d)(e)(j)(k)	12.00%	07/15/2028	2,000	560,000

Series 2024, Ref. RB (Acquired 06/17/2025; Cost $983,027) (INS - AGI) (d)(e)(g)	5.25%	07/01/2053	1,000	977,101

Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, Ref. RB (Acquired 06/24/2025; Cost $1,886,658) (d)(e)	5.00%	07/01/2038	2,000	1,470,000

Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB (c)(k)	6.25%	06/15/2028	2,140	2,136,131

Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2045	1,200	975,756

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB (c)	5.38%	07/15/2038	1,300	1,257,745

Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark); Series 2026, Ref. RB (c)	5.75%	10/01/2050	2,000	2,005,751

Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR (c)	5.75%	06/15/2042	1,200	1,196,815

Manatee (County of), FL; Series 2023, Ref. RB (f)	4.00%	10/01/2053	10,000	8,564,650

Miami-Dade (County of), FL;
Series 2009, RB (h)	0.00%	10/01/2042	7,900	3,773,691

Series 2017 B, Ref. RB (e)(f)(i)	5.00%	10/01/2040	2,000	2,009,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Seminole (County of), FL; Series 2022, RB (f)	5.00%	10/01/2052	$2,430	$2,478,432

				46,451,635

Idaho–0.40%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,159,261

Illinois–5.25%
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,230	1,234,059

Chicago (City of), IL Board of Education;
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2040	1,665	1,417,769

Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,013,539

Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,039,910

Series 2021 A, GO Bonds	5.00%	03/01/2046	500	503,442

Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	2,575	2,333,750

Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022 A, Ref. RB	5.00%	08/15/2051	5,375	5,353,825

Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	775,200

Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	1,500	1,492,126

				15,163,620

Indiana–2.19%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB (c)	5.90%	07/01/2038	1,000	999,022

Series 2018 A, Ref. RB (c)	6.00%	07/01/2048	1,000	970,819

Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	3,500	3,344,142

Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	1,000	1,022,341

				6,336,324

Iowa–0.97%
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,152,100

Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB (h)	0.00%	06/01/2065	11,700	1,662,094

				2,814,194

Kentucky–0.76%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB	6.88%	07/01/2046	2,000	2,201,720

Maine–3.52%
Maine Health & Higher Educational Facilities Authority; Series 2023, RB (INS - AGI) (f)(g)(i)	4.75%	07/01/2053	10,660	10,177,147

Massachusetts–12.09%
Massachusetts (Commonwealth of);
Series 2025, GO Bonds (f)	5.00%	05/01/2053	10,020	10,159,799

Series 2025, GO Bonds (f)	5.00%	08/01/2053	9,480	9,633,106

Massachusetts (Commonwealth of) Development Finance Agency (CHF Wentworth, Inc.); Series 2026, RB (c)	5.50%	07/01/2066	1,000	963,799

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	1,360	1,305,680

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (f)	5.50%	07/01/2032	505	576,587

Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (c)	5.00%	10/01/2057	2,000	1,885,379

Tender Option Bond Trust Receipts/Certificates; Series 2026, RB (f)	5.25%	07/01/2056	10,000	10,419,370

				34,943,720

Michigan–0.23%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	597,367

Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2046	2,705	54,100

				651,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–2.70%
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2065	$3,000	$2,961,398

Ramsey (City of), MN (Pact Charter School); Series 2022 A, Ref. RB	5.00%	06/01/2032	1,500	1,505,925

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,000,557

Shakopee (City of), MN; Series 2025, Ref. RB	5.63%	11/01/2045	800	816,813

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2038	545	557,157

St. Paul Park (City of), MN (Presbyterian Homes-Norris); Series 2026, Ref. RB	5.50%	06/01/2062	1,000	960,494

				7,802,344

Missouri–3.22%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB (l)	5.50%	04/01/2027	574	143,512

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	2,250	2,256,465

Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,168,558

Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village);
Series 2016 A, RB	5.00%	08/15/2046	2,000	1,906,899

Series 2018 A, Ref. RB	5.00%	08/15/2042	855	846,228

Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB (f)	5.13%	05/01/2052	1,500	1,522,691

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,462,146

				9,306,499

Nevada–1.21%
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB (Acquired 11/26/2025; Cost $2,165,000) (c)(d)(e)(k)	12.00%	11/02/2026	2,165	1,374,775

North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB (c)	5.75%	06/01/2047	1,550	1,568,406

Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB (c)(h)	0.00%	07/01/2058	3,500	556,677

				3,499,858

New Jersey–3.39%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (e)	5.25%	09/15/2029	545	545,699

Series 2012, RB (e)	5.75%	09/15/2027	605	606,101

New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB (c)	6.30%	10/01/2049	1,200	1,200,438

New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,242	2,285,107

New Jersey (State of) Transportation Trust Fund Authority; Series 2023, RB (f)(i)	5.25%	06/15/2050	5,000	5,147,981

				9,785,326

New York–14.39%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (h)	0.00%	07/15/2035	1,475	1,021,614

Series 2009, RB (h)	0.00%	07/15/2046	10,000	3,671,034

Monroe County Industrial Development Corp. (Social Bonds); Series 2022, RB (c)	6.00%	07/01/2057	1,000	972,369

Nassau (County of), NY Industrial Development Agency; Series 2021, RB (h)(l)	0.00%	01/01/2058	1,479	0

New York (City of), NY Transitional Finance Authority; Series 2022, RB (f)	5.25%	11/01/2048	5,000	5,173,481

New York (State of) Dormitory Authority;
Series 2018 E, RB (f)	5.00%	03/15/2046	2,250	2,287,389

Series 2025, RB (f)(i)	5.50%	07/01/2054	13,000	13,696,794

New York Counties Tobacco Trust IV; Series 2010 A, RB (c)	6.25%	06/01/2041	982	931,267

New York Counties Tobacco Trust V; Series 2005 S-2, RB (h)	0.00%	06/01/2050	8,100	1,254,794

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	1,926,973

New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB (c)	7.25%	11/15/2044	3,000	3,006,676

New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2025, RB (INS - AGI) (e)(g)	5.50%	06/30/2059	3,000	3,062,593

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (e)	5.00%	07/01/2046	1,750	1,724,714

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	1,874,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Ulster (County of), NY Capital Resource Corp. (Woodland Pond At New Paltz); Series 2025, RB (c)	5.88%	09/15/2059	$1,000	$988,988

				41,593,541

North Carolina–0.42%
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,223,382

Ohio–3.82%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,750	1,338,239

Series 2020 B-3, Ref. RB (h)	0.00%	06/01/2057	11,600	778,639

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2052	2,000	1,882,456

Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,374,394

Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	3,075	2,954,710

Series 2013, RB	5.00%	02/15/2048	1,000	922,300

Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB (c)(e)	5.00%	07/01/2049	2,000	1,801,457

				11,052,195

Oklahoma–0.00%
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB (j)	7.00%	11/01/2051	665	3,394

Pennsylvania–4.04%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB (e)	6.00%	06/30/2061	1,250	1,304,526

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	3,000	3,054,430

Philadelphia Authority for Industrial Development; Series 2025, RB (f)	5.25%	07/01/2049	7,000	7,306,091

				11,665,047

Puerto Rico–6.24%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039	245	249,437

Series 2002, RB	5.63%	05/15/2043	1,000	1,015,503

Series 2005 A, RB (h)	0.00%	05/15/2050	21,800	4,385,750

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB (j)	5.00%	07/01/2037	495	366,919

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 01/08/2020-03/25/2024; Cost $84,165) (d)	6.63%	01/01/2027	82	81,439

Series 2023 A, RB (Acquired 01/08/2020-03/25/2024; Cost $682,480) (d)	6.63%	01/01/2028	622	620,047

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (h)	0.00%	07/01/2046	24,150	8,692,776

Series 2018 A-1, RB (h)	0.00%	07/01/2051	10,062	2,637,079

				18,048,950

Tennessee–2.65%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	877,046

Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (f)	6.00%	12/01/2054	5,000	5,364,500

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB (c)	5.50%	09/01/2047	1,600	1,418,281

				7,659,827

Texas–8.47%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB (c)	5.88%	06/15/2065	1,000	1,001,761

Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB (c)	5.75%	06/01/2043	1,500	1,515,504

New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	1,500	1,579,808

Series 2025 A, RB	6.50%	10/01/2060	1,000	1,049,447

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	1,050	942,209

Series 2016 A, RB	5.50%	11/15/2052	1,500	1,306,929

North Texas Tollway Authority; Series 2011 B, RB (h)(k)(m)	0.00%	09/01/2031	7,000	3,701,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	$450	$444,838

San Antonio (City of), TX; Series 2023 A, Ref. RB (f)	5.50%	02/01/2050	5,750	6,064,424

Tarrant County Cultural Education Facilities Finance Corp.; Series 2016, RB	5.00%	11/15/2046	1,610	1,528,163

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,002,786

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,004,781) (d)(j)	6.38%	02/15/2052	1,000	833,750

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	659	514,000

Texas (State of) Water Development Board (Master Trust);
Series 2022, RB	4.80%	10/15/2052	2,000	1,973,939

Series 2022, RB	5.00%	10/15/2057	1,000	1,013,021

				24,472,290

Utah–2.48%
Salt Lake City (City of), UT; Series 2017 A, RB (e)(f)(i)	5.00%	07/01/2047	3,000	3,003,595

Utah (State of) Charter School Finance Authority (Wallace Stegner Academy); Series 2022 A, RB (c)	5.75%	06/15/2052	3,000	2,845,342

Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB (c)	6.25%	12/01/2054	1,298	1,314,689

				7,163,626

Virginia–0.57%
Ballston Quarter Community Development Authority; Series 2016 A-2, RB (b)	7.13%	03/01/2059	902	839,925

Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	800,612

				1,640,537

Washington–5.52%
Seattle (Port of), WA; Series 2025, RB (e)(f)	5.50%	10/01/2050	10,000	10,428,674

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2058	1,225	1,164,835

Washington (State of) Housing Finance Commission; Series 2025, Ref. RB	6.25%	01/01/2056	2,500	2,545,244

Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB (c)	5.00%	01/01/2051	2,000	1,824,413

				15,963,166

West Virginia–0.76%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB (c)(j)(l)	5.75%	06/01/2042	1,495	1,116,175

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (Acquired 09/28/2017; Cost $984,104) (c)(d)	5.75%	06/01/2043	1,000	1,005,970

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (c)(e)(j)	7.25%	02/01/2036	750	2,700

Series 2018, RB (c)(e)(j)	8.75%	02/01/2036	240	57,600

				2,182,445

Wisconsin–4.47%
Wisconsin (State of) (Explore Academy Albuquerque); Series 2026, Ref. RB (c)	6.88%	04/01/2051	1,000	955,364

Wisconsin (State of) Public Finance Authority;
Series 2023 A, Ref. RB (c)	6.25%	10/01/2053	1,000	1,012,345

Series 2023 B, RB (c)	0.00%	07/01/2062	2,000	1,630,000

Series 2025, RB (c)	7.00%	07/01/2055	1,000	994,202

Series 2025, RB (e)	6.50%	06/30/2060	2,000	2,189,267

Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $1,965,676) (c)(d)(j)	6.85%	10/01/2047	2,000	200,000

Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2022, RB (c)	5.88%	06/01/2052	1,150	1,089,575

Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $982,664) (c)(d)(j)	6.85%	11/01/2046	1,000	350,000

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (c)(n)	6.25%	01/01/2038	1,000	450,000

Wisconsin (State of) Public Finance Authority (Midtown); Series 2025, RB (c)(h)	0.00%	12/15/2034	3,158	1,895,193

Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB (c)	6.25%	07/15/2053	475	477,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB (c)	5.00%	06/15/2057	$2,000	$1,688,261

12,931,253

Total Municipal Obligations (Cost $393,859,179)				385,828,520

U.S. Dollar Denominated Bonds & Notes–0.43%
Texas–0.43%
AM BidCo Holdings LLC (Cost $1,231,107) (l)	3.68%	10/21/2027	1,231	1,231,107

			Shares

Common Stocks & Other Equity Interests–0.22%
AM BidCo Holdings LLC (l)			58	611,819

BL Train Holdings West LLC; Wts. expiring 11/26/2035 (l)			18,000	36,000

Total Common Stocks & Other Equity Interests (Cost $583,200)				647,819

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0) (l)			14,419	0

TOTAL INVESTMENTS IN SECURITIES (o) –134.13% (Cost $395,673,486)				387,707,446

FLOATING RATE NOTE OBLIGATIONS–(35.52)%
Notes with interest and fee rates ranging from 2.80% to 3.50% at 08/31/2026 and contractual maturities of collateral ranging from 07/01/2032 to 10/15/2057 (See Note 1K) (p)				(102,675,000)

OTHER ASSETS LESS LIABILITIES–1.39%				4,020,973

NET ASSETS–100.00%				$289,053,419

Investment Abbreviations:

AGI	- Assured Guaranty, Inc.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
Pfd.	- Preferred
RB	- Revenue Bonds
Ref.	- Refunding
Wts.	- Warrants
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2026 was $69,164,692, which represented 23.93% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2026 was $10,099,892, which represented 3.49% of the Trust’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1K.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Zero coupon bond issued at a discount.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $32,001,280. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2026 was $4,263,926, which represented 1.48% of the Trust’s Net Assets.

(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the Trust’s investments with a value of $140,332,210 are held by TOB Trusts and serve as collateral for the $102,675,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Municipal Income Opportunities Trust

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2026

Revenue Bonds	86.90%

General Obligation Bonds	12.15

Pre-Refunded Bonds	0.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Municipal Income Opportunities Trust

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value
(Cost $395,673,486)	$387,707,446

Receivable for:
Investments sold	812,698

Interest	5,029,354

Investments matured, at value (Cost $1,906,656)	1,794,500

Investment for trustee deferred compensation and retirement plans	65,632

Prepaid expenses	208,041

Total assets	395,617,671

Liabilities:
Floating rate note obligations	102,675,000

Payable for:
Investments purchased	3,089,059

Amount due to custodian	557,568

Accrued fees to affiliates	32,435

Accrued trustees’ and officers’ fees and benefits	3,524

Accrued other operating expenses	36,364

Trustee deferred compensation and retirement plans	170,302

Total liabilities	106,564,252

Net assets applicable to common shares	$289,053,419

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$345,366,867

Distributable earnings (loss)	(56,313,448)

$289,053,419

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	47,942,465

Net asset value per common share	$6.03

Market value per share	$6.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Municipal Income Opportunities Trust

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)

Investment income:
Interest	$11,446,683

Expenses:
Advisory fees	1,164,433

Administrative services fees	20,768

Custodian fees	2,418

Interest, facilities and maintenance fees	1,861,767

Transfer agent fees	11,356

Trustees’ and officers’ fees and benefits	17,675

Registration and filing fees	24,664

Reports to shareholders	15,603

Professional services fees	43,108

Other	1,901

Total expenses	3,163,693

Net investment income	8,282,990

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(332,150))	(1,396,401)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(10,162,162)

Net realized and unrealized gain (loss)	(11,558,563)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(3,275,573)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Municipal Income Opportunities Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)

	August 31, 2026	February 28, 2026

Operations:
Net investment income	$8,282,990	$15,705,726

Net realized gain (loss)	(1,396,401)	(5,572,319)

Change in net unrealized appreciation (depreciation)	(10,162,162)	(913,075)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(3,275,573)	9,220,332

Distributions to shareholders from distributable earnings	(8,368,068)	(16,175,514)

Return of capital applicable to common shares	–	(475,116)

Total distributions	(8,368,068)	(16,650,630)

Net increase in common shares of beneficial interest	392,515	1,266,116

Net increase (decrease) in net assets applicable to common shares	(11,251,126)	(6,164,182)

Net assets applicable to common shares:
Beginning of period	300,304,545	306,468,727

End of period	$289,053,419	$300,304,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Municipal Income Opportunities Trust

Statement of Cash Flows
For the six months ended August 31, 2026
(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(3,275,573)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	22,024,676

Proceeds from sales of investments	15,588,993

Purchases of short-term investments, net	(9,143,266)

Amortization (accretion) of premiums and discounts, net	(1,558,259)

Net realized loss from investment securities	1,396,401

Net change in unrealized depreciation on investment securities	10,162,162

Change in operating assets and liabilities:

Decrease in receivables and other assets	25,980

Decrease in accrued expenses and other payables	(35,691)

Net cash provided by operating activities	35,185,423

Cash provided by (used in) financing activities:
Decrease in payable for amount due custodian	(28,684)

Dividends paid to shareholders from distributable earnings	(8,271,743)

Proceeds from shelf offering, net of offering costs	425,004

Proceeds from TOB Trusts	10,185,000

Repayment of TOB Trusts	(37,495,000)

Net cash provided by (used in) financing activities	(35,185,423)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to common shareholders	$96,442

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$1,861,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Municipal Income Opportunities Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Years Ended		Year Ended	Years Ended
	August 31,		February 28,		February 29,	February 28,
	2026		2026	2025	2024	2023	2022

Net asset value per common share, beginning of period	$6.27		$6.43	$6.41	$6.27	$7.44	$7.70

Net investment income (a)	0.17		0.33	0.31	0.27	0.33	0.36

Net gains (losses) on securities (both realized and unrealized)	(0.24)		(0.14)	0.06	0.19	(1.15)	(0.25)

Total from investment operations	(0.07)		0.19	0.37	0.46	(0.82)	0.11

Less:
Dividends paid to common shareholders from net investment income	(0.17)		(0.34)	(0.32)	(0.31)	(0.35)	(0.37)

Return of capital	–		(0.01)	(0.03)	(0.01)	(0.00)	–

Total distributions	(0.17)		(0.35)	(0.35)	(0.32)	(0.35)	(0.37)

Premium from common shares sold through shelf offering	–		0.00	–	–	–	–

Net asset value per common share, end of period	$6.03		$6.27	$6.43	$6.41	$6.27	$7.44

Market value per common share, end of period	$6.07		$6.39	$6.20	$6.26	$6.89	$7.20

Total return at net asset value (b)	(1.05)%		3.40%	6.00%	7.72%	(11.08)%	1.34%

Total return at market value (c)	(2.27)%		9.29%	4.66%	(4.27)%	1.07%	(3.18)%

Net assets applicable to common shares, end of period (000’s omitted)	$289,053		$300,305	$306,469	$305,488	$298,759	$354,364

Portfolio turnover rate (d)	3%		18%	13%	19%	21%	9%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	2.12	% (e)	2.45%	2.49%	2.76%	1.62%	1.05%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.87	% (e)	0.91%	0.94%	0.90%	0.82%	0.80%

Without fee waivers and/or expense reimbursements	2.12	% (e)	2.45%	2.49%	2.76%	1.62%	1.05%

Ratio of net investment income to average net assets	5.56	% (e)	5.41%	4.78%	4.42%	4.97%	4.59%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	N/A		N/A	N/A	$30,000	$30,000	$30,000

Asset coverage per preferred share (f)	N/A		N/A	N/A	$1,118,294	$1,095,864	$1,281,214

Liquidating preference per preferred share	N/A		N/A	N/A	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.

(e)	Annualized.

( f)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Municipal Income Opportunities Trust

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Municipal Income Opportunities Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company.
The Trust’s investment objective is to provide a high level of current income which is exempt from federal income tax.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.

E.
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

17	Invesco Municipal Income Opportunities Trust

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
– The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.

K.
Floating Rate Note Obligations
– The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance
fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax

18	Invesco Municipal Income Opportunities Trust

requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2026, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –
Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

Level 3 –
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$384,568,833	$1,259,687	$385,828,520

U.S. Dollar Denominated Bonds & Notes	–	–	1,231,107	1,231,107

Common Stocks & Other Equity Interests	–	–	647,819	647,819

Preferred Stocks	–	–	0	0

Total Investments in Securities	–	384,568,833	3,138,613	387,707,446

Other Investments - Assets

Investments Matured	–	1,794,500	–	1,794,500

Total Investments	$–	$386,363,333	$3,138,613	$389,501,946

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common

19	Invesco Municipal Income Opportunities Trust

officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended
August 31, 2026, the Trust engaged in securities sales of $5,757,528, which resulted in net realized gains (losses) of $(332,150).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’
Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and
Trustees’ and Officers’
Fees and Benefits
also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Trust may have certain former Trustees who participated in a retirement plan and receive benefits under such plan.
Trustees’ and Officers’
Fees and Benefits
include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $123,708,571 and 2.99%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2026, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$13,797,027	$31,607,327	$45,404,354

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2026 was $11,739,982 and $16,401,691, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$14,836,398

Aggregate unrealized (depreciation) of investments	(24,125,616)

Net unrealized appreciation (depreciation) of investments	$(9,289,218)

Cost of investments for tax purposes is $398,791,164.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2026	2026

Beginning shares	47,878,600	47,676,824

Shares sold through shelf offering	48,068	191,658

Shares issued through dividend reinvestment	15,797	10,118

Ending shares	47,942,465	47,878,600

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value. Shares repurchased by the Trust under this program, if any, are shown in the table above under the caption
Shares redeemed
.
The Trust has filed a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission authorizing the Trust to issue up to 25,500,000 additional common shares through a “shelf” registration process pursuant to Rule 415 under the 1933 Act.
During the six months ended August 31, 2026, the Trust sold 48,068 common shares at a value of $296,073 (net of offering costs) through its shelf offering. During the year ended February 28, 2026, the Trust sold 191,658 common shares at a value of $1,203,132 (net of offering costs) through its shelf offering. Costs

20	Invesco Municipal Income Opportunities Trust

incurred by the Trust in connection with the shelf offering are recorded as deferred offering costs and are amortized pro rata as common shares are sold. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed.
The Trust has entered into a distribution agreement with Invesco Distributors, Inc. (“IDI”), an affiliate of the Trust and Invesco, to provide for distribution of the Trust’s common shares. IDI has entered into a sub-placement agent agreement with JonesTrading Institutional Services LLC pursuant to which JonesTrading Institutional Services LLC will be acting as IDI’s exclusive sub-placement agent (the “Sub-Placement Agent”) with respect to the Trust’s common shares offered pursuant to the Registration Statement.
Under the 1940 Act, the Trust may not sell any common shares at a price below the current net asset value per share of such common shares plus the per share amount of any distributing commission or discount. The Trust or IDI will suspend the sale of common shares if the per share price of the common shares is less than such minimum price. The Trust currently intends to distribute the common shares offered pursuant to the Registration Statement primarily in negotiated transactions or through transactions deemed “at the market,” as defined in Rule 415 under the 1933 Act, including sales made directly on the New York Stock Exchange or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices.
The Trust will compensate IDI with respect to sales of common shares at a commission rate of up to 1.00% of the gross proceeds of the sale of the Trust’s common shares. Out of this amount, IDI will compensate the Sub-Placement Agent at a rate of up to the full 1.00% of the gross sales proceeds of the sale of the Trust’s common shares sold by the Sub-Placement Agent. For the six months ended August 31, 2026, IDI retained $2,995 in commissions on the sale of common shares.
NOTE 10–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2026:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2026	$0.0291	September 14, 2026	September 30, 2026

October 1, 2026	$0.0291	October 14, 2026	October 30, 2026

21	Invesco Municipal Income Opportunities Trust

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Income Opportunities Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below,among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June
9-11,
2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board also considered that in December 2024 and January 2025, Invesco had recommended, and the Board had approved, the filing of a “universal” shelf registration statement for the Fund to register an offering of additional common shares of beneficial interest and subscription rights to purchase common shares, and had considered the benefits to the Fund and its shareholders of conducting a secondary offering pursuant to such registration statement. The Board considered information provided by Invesco regarding the results of an
“at-the-market”
offering of the Fund’s common shares, including the benefits that inured to the Fund and its shareholders from such offering. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The

22	Invesco Municipal Income Opportunities Trust

Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Municipal Income Opportunities Trust Index (Index). The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, the fourth quintile of its performance universe for the three year period and the first quintile of its performance universe for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s relative longer duration positioning detracted from the Fund’s three-year performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that
Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

23	Invesco Municipal Income Opportunities Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Opportunities Trust (the “Fund”) was held on August 4, 2026. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders.
The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld

(1).	Beth Ann Brown	36,294,611.61	1,713,909.33
	Jeffrey H. Kupor	36,503,006.61	1,505,514.33
	Anthony J. LaCava, Jr.	36,438,043.61	1,570,477.33

24	Invesco Municipal Income Opportunities Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-05597	MS-CE-MIOPP-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Municipal Income Opportunities Trust

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

By:	/s/ Adrien Deberghes
Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 6, 2026